ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed cash flows (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	$ 908,822	¥ 6,452,554	¥ 1,565,139	¥ 955,572
Adjustments to reconcile net income to net cash used in operating activities:
Sharebase compensation charges	121,501	862,642	1,000,869	9,884
Change in fair value of convertible senior notes	4,393	31,188	12,083	(327,762)
Change in fair value of call option	0	0	0	136,121
Share of income from subsidiaries	(31,363)	(222,674)	(193,708)	(59,809)
Exchange gain/(loss)	(132,127)	(938,092)	(1,025,891)	355,499
Changes in operating assets and liabilities:
(Increase)/decrease in other current assets	(30,967)	(219,861)	(277,283)	(208,125)
Decrease in other non-current assets			(3,417)	(104,027)
Decrease in due to a related party	(59)	(417)	3,829	0
Net Cash Provided by (Used in) Operating Activities	1,947,371	13,826,124	(5,800,784)	430,646
Cash flows from investing activities:
Net cash used in investing activities	(2,135,159)	(15,159,670)	(12,272,387)	(11,309,233)
Cash flows from financing activities:
Proceeds from exercise of share options		0	5,024	10,185
Issuance cost paid for issuance of Jiangxi Jinko's convertible notes	(4,492)	(31,891)
Net cash provided by/(used in) financing activities	1,217,046	8,640,904	20,018,922	12,017,851
Effect of foreign exchange rate changes on cash and cash equivalents	119,573	848,969	227,957	(116,790)
Net increase/(decrease) in cash and cash equivalents	1,148,831	8,156,327	2,173,708	1,022,474
Cash, cash equivalents, and restricted cash, beginning of the year	1,587,481	11,270,954	9,097,246	8,074,772
Cash, cash equivalents, and restricted cash, end of the year	2,736,275	19,427,281	11,270,954	9,097,246
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period				1,169
Conversion of convertible senior notes to ordinary shares	(34,830)	(247,290)		(340,330)
Parent Company
Supplemental disclosure of non-cash investing and financing cash flow information
Dividends		0	0	0
Reportable Legal Entities | Parent Company
Cash flows from operating activities:
Net income	485,562	3,447,443	620,506	721,018
Adjustments to reconcile net income to net cash used in operating activities:
Sharebase compensation charges	82,057	582,596	579,368
Change in fair value of convertible senior notes	4,393	31,188	12,083	(327,762)
Change in fair value of call option				136,121
Share of income from subsidiaries	(571,142)	(4,055,054)	(1,264,720)	(512,873)
Exchange gain/(loss)	(1,526)	(10,831)	18,586	14,085
Changes in operating assets and liabilities:
Decrease in due from subsidiaries	(29,073)	(206,412)	1,465,778	6,088
Decrease in due from a related party	486	3,454	3,292
(Increase)/decrease in other current assets	5	34	(1,279)	165
Decrease in other non-current assets				11,181
Increase/(Decrease) in due to subsidiaries	3,638	25,829	(1,445,183)	(117)
Decrease in due to a related party			(12,142)
Increase/(decrease) in other current liabilities	(65)	(460)	(6,403)	1,978
Net Cash Provided by (Used in) Operating Activities	(25,665)	(182,213)	(30,114)	49,884
Cash flows from investing activities:
Cash collection for loans from subsidiaries	78,027	553,984	735,673
Cash paid for loans to subsidiaries			(289,620)	(1,262,124)
Net cash used in investing activities	78,027	553,984	446,053	(1,262,124)
Cash flows from financing activities:
Proceeds from exercise of share options			5,024	10,185
Proceeds from exercise of call option				621,059
Proceeds from issuance of ordinary shares				641,065
Repurchase of shares	(11,167)	(79,282)
Proceeds from bank borrowings	25,271	179,425
Cash payment for dividend	(78,818)	(559,599)
Net cash provided by/(used in) financing activities	(64,714)	(459,456)	5,024	1,272,309
Effect of foreign exchange rate changes on cash and cash equivalents	1,399	9,934	36,710	(44,809)
Net increase/(decrease) in cash and cash equivalents	(10,951)	(77,751)	457,673	15,260
Cash, cash equivalents, and restricted cash, beginning of the year	69,359	492,440	34,767	19,507
Cash, cash equivalents, and restricted cash, end of the year	58,408	414,689	492,440	34,767
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period				1,169
Conversion of convertible senior notes to ordinary shares	$ 34,830	247,290		¥ 340,330
Transfer receivable due from subsidiaries to investments in subsidiaries			¥ 1,160,000
Dividend declared per share | $ / shares	$ 0.375
Dividends	$ 79,000	¥ 560,000
Reportable Legal Entities | Parent Company | American Depositary Shares
Supplemental disclosure of non-cash investing and financing cash flow information
Dividend declared per share | $ / shares	$ 1.50